13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005

Check here if Amendment  [ x ]; Amendment Number 1
This Amendment (Check only one.):[ x ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      December 01, 2005

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	66
Form 13F Information Table Value Total: 	$283740

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     8851   189855 SH       SOLE                   189855
Allstate Corp                  COM              020002101      202     3742 SH       SOLE                     3742
American International Group   COM              026874107     8756   158014 SH       SOLE                   158014
Amgen                          COM              031162100      258     4433 SH       SOLE                     4433
Anadarko Petroleum Corp        COM              032511107     8656   113744 SH       SOLE                   113744
Applied Materials              COM              038222105     5981   368036 SH       SOLE                   368036
Automatic Data Processing      COM              053015103     7766   172769 SH       SOLE                   172769
Bank of America Corp           COM              060505104      294     6663 SH       SOLE                     6663
Baxter International Inc.      COM              071813109     7050   207488 SH       SOLE                   207488
Berkshire Hathaway Inc Cl B    CL B             084670207      220       77 SH       SOLE                       77
Berkshire Hathaway Inc Cl A    CL A             084670108     2436       28 SH       SOLE                       28
BP Plc Spon Adr                SPONSORED ADR    055622104      331     5303 SH       SOLE                     5303
Chevron Texaco Corp            COM              166764100      306     5248 SH       SOLE                     5248
Cisco Systems Inc.             COM              17275r102     6212   347212 SH       SOLE                   347212
Citigroup Inc                  COM              172967101     8234   183219 SH       SOLE                   183219
Cohen & Steers Slct Util Fd    COM              19248a109      387    20159 SH       SOLE                    20159
Colgate Palmolive              COM              194162103      202     3866 SH       SOLE                     3866
Comcast Corp Special Cl A      CL A SPL         20030n200    11833   353851 SH       SOLE                   353851
Comerica Inc                   COM              200340107      203     3692 SH       SOLE                     3692
Costco                         COM              22160k105      216     4883 SH       SOLE                     4883
Diageo ADR                     SPON ADR NEW     25243q205     9302   163475 SH       SOLE                   163475
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      247    13181 SH       SOLE                    13181
Eaton Vance Insured CA Muni Fd COM              27858a100      248    18430 SH       SOLE                    18430
Eli Lilly & Company            COM              532457108     4027    77288 SH       SOLE                    77288
Evergreen Managed Income Fund  COM              30024y104     1441    84033 SH       SOLE                    84033
Exxon Corp                     COM              30231g102     1316    22089 SH       SOLE                    22089
Fannie Mae                     COM              313586109     6919   127069 SH       SOLE                   127069
First Data Corporation         COM              319963104     8177   208023 SH       SOLE            	    208023
Freddie Mac                    COM              313400301    12454   197049 SH       SOLE                   197049
General Electric Company       COM              369604103     7811   216624 SH       SOLE                   216624
Goldman Sachs Group Inc        COM              38141g104     7761    70564 SH       SOLE                    70564
Home Depot Inc                 COM              437076102     8730   228298 SH       SOLE                   228298
Int'l Business Machines Corp   COM              459200101      458     5007 SH       SOLE                     5007
Intel Corp.                    COM              458140100      439    18901 SH       SOLE                    18901
Johnson & Johnson              COM              478160104      688    10239 SH       SOLE                    10239
JPMorgan Chase                 COM              46625h100      260     7504 SH       SOLE                     7504
Liberty Media - A              CL A             530718105     8073   778540 SH       SOLE                   778540
Matria Healthcare Inc          COM NEW          576817209      432    14063 SH       SOLE                    14063
Microsoft Corp.                COM              594918104     9800   405466 SH       SOLE                   405466
Morgan Stanley Dean Witter     COM NEW          617446448      337     5878 SH       SOLE                     5878
National Oilwell Varco Inc     COM              637071101     4646    99480 SH       SOLE                    99480
Nextwave Telecom Inc Cl B      CL B             65332m103     1416   178070 SH       SOLE                   178070
Novartis AG ADR                SPONSORED ADR   	66987V109     7196   153825 SH       SOLE                   153825
Nuveen CA Muni Value Fund      COM              67062c107      233    25000 SH       SOLE                    25000
Nuveen CA Muni Opportunity     COM              67062u107      227    15758 SH       SOLE                    15758
Oracle Corp                    COM              68389x105      630    50478 SH       SOLE                    50478
Pepsico Inc                    COM              713448108     9869   186111 SH       SOLE                   186111
Pfizer Inc.                    COM              717081103     8646   329130 SH       SOLE                   329130
Pimco CA Municipal Inc Fd III  COM              72201c109      742    52570 SH       SOLE                    52570
Pimco High Income Fund         COM              722014107     2042   145043 SH       SOLE                   145043
Pimco Municipal Income Fd II   COM              72200w106      529    36200 SH       SOLE                    36200
Procter& Gamble Co             COM              742718109      277     5229 SH       SOLE                     5229
Qualcomm Inc                   COM              747525103    22038   601645 SH       SOLE                   601645
S&P Dep Receipts Trust Series  UNIT SER I       78462f103      231     1958 SH       SOLE                     1958
Smith International            COM              832110100      878    13993 SH       SOLE                    13993
Sysco Corp                     COM              871829107      241     6738 SH       SOLE                     6738
The Bank of New York           COM              064057102     6522   224525 SH       SOLE                   224525
Time Warner Inc                COM              887317105      238    13559 SH       SOLE                    13559
Tribune Co                     COM              896047107     9160   229749 SH       SOLE                   229749
Verizon Communications Com     COM              92343v104      310     8733 SH       SOLE                     8733
Wal Mart Stores Inc            COM              931142103     8050   160641 SH       SOLE                   160641
Walt Disney Co                 COM DISNEY       254687106     7110   247460 SH       SOLE                   247460
Washington Mutual Inc          COM              939322103     9271   234701 SH       SOLE                   234701
Waste Management Inc           COM              94106l109     9399   325787 SH       SOLE                   325787
Wells Fargo & Company          COM              949746fa4      296     4943 SH       SOLE                     4943
Yum! Brands                    COM              988498101     6229   120222 SH       SOLE                   120222